Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]

	Twelve months ended December 31, 2014
	Willis North America	Willis International	Willis GB	Willis CWR	Corporate	Total
	(millions)
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20
Total	$3	$5	$10	$1	$17	$36

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

	Termination Benefits	Professional Services and other	Total
	(millions)
Balance at January 1, 2014	$—	$—	$—
Charges incurred	16	20	36
Cash payments	(11)	(14)	(25)
Balance at December 31, 2014	$5	$6	$11